Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Accounts Payable and Accrued Liabilities

7. Accounts Payable and Accrued Liabilities

	June 30, 2023	December 31, 2022
Accounts payable	$17,349,802	$8,376,620
Accrued liabilities	91,777	886,324
Payroll, withholding and sales tax liabilities	991,218	420,072
Cash calls received from JV partner	-	917,064
	18,432,797	$10,600,080

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)